UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7044

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	09/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
September 30, 2006 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Consumer Cyclical--9.5%
Bed Bath & Beyond	85,250 a	3,261,665
Costco Wholesale	86,350	4,289,868
Darden Restaurants	76,200	3,236,214
Home Depot	159,500	5,785,065
Lowe's Cos.	93,650	2,627,819
Nordstrom	113,900	4,817,970
Office Depot	69,200 a	2,747,240
Target	121,800	6,729,450
TJX Cos.	123,750	3,468,713
		36,964,004
Consumer Hard Goods--1.3%
Mattel	247,550	4,876,735
Consumer Staples--8.8%
Avon Products	81,000	2,483,460
General Mills	62,350	3,529,010
Kimberly-Clark	72,400	4,732,064
PepsiCo	222,800	14,539,928
Procter & Gamble	144,000	8,925,120
		34,209,582
Financial--19.7%
American Express	115,200	6,460,416
Bank of America	188,000	10,071,160
Capital One Financial	84,400	6,638,904
CIT Group	43,700	2,125,131
Comerica	69,500	3,955,940
Genworth Financial, Cl. A	84,200	2,947,842
Goldman Sachs Group	47,400	8,018,658
Hartford Financial Services Group	35,700	3,096,975
Lincoln National	41,300 b	2,563,904
National City	63,950	2,340,570
Northern Trust	69,500	4,060,885
NYSE Group	45,500 a,b	3,401,125
Regions Financial	109,500	4,028,505
Safeco	70,300	4,142,779
SLM	55,850	2,903,083
St. Paul Travelers Cos.	75,300	3,530,817
SunTrust Banks	33,500	2,588,880
U.S. Bancorp	110,700	3,677,454
		76,553,028
Health Care--16.5%
Aetna	91,150	3,604,983
Alcon	29,700	3,400,650
Amgen	63,250 a	4,524,272
Baxter International	110,500	5,023,330
Becton, Dickinson & Co.	75,200	5,314,384
Genzyme	84,600 a	5,707,962
Gilead Sciences	65,750 a	4,517,025
Johnson & Johnson	214,250	13,913,395
Novartis, ADR	116,900	6,831,636
Quest Diagnostics	60,250	3,684,890
WellPoint	100,150 a	7,716,557

		64,239,084
Industrial--9.9%
Burlington Northern Santa Fe	42,300	3,106,512
C.H. Robinson Worldwide	55,250 b	2,463,045
Eaton	44,300	3,050,055
Emerson Electric	120,200	10,079,972
Manpower	79,900	4,895,473
Rockwell Automation	52,650	3,058,965
Rockwell Collins	80,300	4,403,652
United Technologies	120,000	7,602,000
		38,659,674
Information/Data--8.8%
Accenture, Cl. A	104,200	3,304,182
Equifax	82,900	3,043,259
Google, Cl. A	10,350 a	4,159,665
McGraw-Hill Cos.	81,100	4,706,233
Moody's	72,100	4,713,898
News, Cl. B	387,000	7,987,680
VeriSign	85,650 a	1,730,130
Walt Disney	146,800	4,537,588
		34,182,635
Materials--3.1%
3M	57,250	4,260,545
Air Products & Chemicals	43,600	2,893,732
Ecolab	117,500 b	5,031,350
		12,185,627
Oil & Gas Producers--4.9%
Anadarko Petroleum	94,750 b	4,152,892
ENSCO International	57,750 b	2,531,183
Pioneer Natural Resources	83,700	3,274,344
Tetra Technologies	132,800 a	3,208,448
TODCO	69,300 a	2,397,780
XTO Energy	79,600 b	3,353,548
		18,918,195
Technology--14.7%
Cisco Systems	222,700 a	5,122,100
Danaher	63,150	4,336,510
Dell	158,800 a	3,626,992
EMC/Massachusetts	207,450 a	2,485,251
Intel	257,100	5,288,547
International Business Machines	116,000	9,505,040
Microsoft	402,100	10,989,393
National Semiconductor	128,950	3,034,194
QUALCOMM	134,900	4,903,615
Texas Instruments	233,200	7,753,900
		57,045,542
Telecommunications--.8%
Qwest Communications International	351,650 a	3,066,388
Utilities--1.7%
NiSource	120,700	2,624,018
Sempra Energy	77,600	3,899,400
		6,523,418
Total Common Stocks
(cost $357,768,280)		387,423,912

	Principal
Short-Term Investment--.0%	Amount ($)	Value ($)

Negotiable Bank Certificate Of Deposit;
Self-Help Credit Union
4.64%, 12/14/06
(cost $100,000)	100,000	100,000

Other Investment--.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,158,000)	1,158,000 c	1,158,000

Investment of Cash Collateral
for Securities Loaned--2.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $9,249,800)	9,249,800 c	9,249,800

Total Investments (cost $368,276,080)	102.4%	397,931,712
Liabilities, Less Cash and Receivables	(2.4%)	(9,470,207)
Net Assets	100.0%	388,461,505

ADR - American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At September 30, 2006, the total market value of the fund's securities on loan is $9,019,556 and the total market value of the collateral held by the fund is $9,249,800.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 21, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)